Accumulated Benefit Obligation and Reconciliations of Changes in Projected Benefit Obligation, Changes in Plan Assets and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 27, 2014
Change in projected benefit obligation
Interest cost	$ 109	$ 104	$ 123
Amounts recognized in the statement of financial position consist of:
Pension obligation-non-current	(11,134)	(12,023)		(11,107)
Amounts recognized in the statement of financial position consist of:
Pension obligation-non-current	(11,134)	(12,023)		(11,107)
Postretirement Health Care And Life Insurance Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	2,614	3,243
Change in projected benefit obligation
Projected benefit obligation at beginning of year	3,243	2,436
Interest cost	108	104
Actuarial (gain) loss	(500)	953
Benefits paid	(237)	(250)
Projected benefit obligation at end of year	2,614	3,243
Change in plan assets
Employer and employee contributions	237	250
Benefits paid	(237)	(250)
Funded Status	(2,614)	(3,243)
Weighted-average assumptions
Discount rates	4.25%	3.50%
Amounts recognized in the statement of financial position consist of:
Pension obligation-current	(249)	(279)
Pension obligation-non-current	(2,365)	(2,964)
Net amount recognized	(2,614)	(3,243)
Amounts recognized in the statement of financial position consist of:
Pension obligation-current	(249)	(279)
Pension obligation-non-current	(2,365)	(2,964)
Net amount recognized	(2,614)	(3,243)
United States Pension Plan of US Entity | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	10,324	11,190
Change in projected benefit obligation
Projected benefit obligation at beginning of year	11,190	10,241
Service cost			41
Interest cost	425	455	268
Actuarial (gain) loss	(616)	853
Benefits paid	(675)	(580)
Other		221
Projected benefit obligation at end of year	10,324	11,190	10,241
Change in plan assets
Beginning balance	9,721	9,364
Actual return on plan assets	1,075	937
Benefits paid	(675)	(580)
Ending balance	10,121	9,721	9,364
Funded Status	(203)	(1,469)
Weighted-average assumptions
Discount rates	4.50%
Amounts recognized in the statement of financial position consist of:
Pension obligation-non-current	(1,512)	(1,888)
Net amount recognized	(203)	(1,469)
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost	1,309	419
Pension obligation-non-current	(1,512)	(1,888)
Net amount recognized	(203)	(1,469)
United States Pension Plan of US Entity | Pension Plan | Minimum
Weighted-average assumptions
Discount rates		3.75%
United States Pension Plan of US Entity | Pension Plan | Maximum
Weighted-average assumptions
Discount rates		4.00%
Foreign Pension Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	13,127	12,673
Change in projected benefit obligation
Projected benefit obligation at beginning of year	13,143	12,083
Service cost	161	128	98
Interest cost	500	599	621
Actuarial (gain) loss	162	402
Benefits paid	(724)	(544)
Other	27	15
Currency translation adjustment	393	460
Projected benefit obligation at end of year	13,662	13,143	12,083
Change in plan assets
Beginning balance	5,954	5,151
Actual return on plan assets	350	538
Employer and employee contributions	557	535
Benefits paid	(641)	(510)
Currency translation adjustment	138	240
Ending balance	6,358	5,954	5,151
Funded Status	(7,304)	(7,189)
Amounts recognized in the statement of financial position consist of:
Pension obligation-current	(47)	(18)
Pension obligation-non-current	(7,257)	(7,171)
Net amount recognized	(7,304)	(7,189)
Amounts recognized in the statement of financial position consist of:
Pension obligation-current	(47)	(18)
Pension obligation-non-current	(7,257)	(7,171)
Net amount recognized	$ (7,304)	$ (7,189)
Foreign Pension Plan | Pension Plan | Minimum
Weighted-average assumptions
Discount rates	3.50%	3.40%
Rate of compensation increase	2.00%	2.00%
Rate of compensation increase	2.00%	2.00%
Foreign Pension Plan | Pension Plan | Maximum
Weighted-average assumptions
Discount rates	4.60%	4.40%
Rate of compensation increase	4.00%	3.10%
Rate of compensation increase	4.00%	3.10%